Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Common stock - cash dividends declared per share	$ 0.2		$ 0.2		$ 0.04
Common stock repurchased	$ 43,579,000	[1]	$ 91,448,000	[1]	$ 133,757,000	[1]
Preferred Stock Shares Issued	1,000		1,000
Preferred Stock Liquidation Preference	$ 100,000		$ 100,000
Preferred Stock Dividends Per Share Declared	$ 6,200		$ 5,838
Common Stock [Member]
Common stock repurchased	2,221,000	[1]	5,223,000	[1]	9,064,000	[1]
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased	$ 38,500,000		$ 87,600,000		$ 131,000,000

[1]
2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.